employee future benefits - Assumptions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
employee future benefits
Discount rate used to determine net benefit costs	3.40%	3.80%
Discount rate used to determine defined benefit obligations	3.90%	3.40%
Discount rate used to determine current service cost in subsequent fiscal year	4.00%	3.50%
Rate of future increases in compensation used to determine net benefit costs	2.70%	2.51%
Rate of future increases in compensation used to defined benefit obligations	2.80%	2.70%
Increase in life expectancy in actuarial assumption	1 year	1 year
Decrease in actuarial assumption (as a per cent)	0.25%	0.25%
Life expectancy
employee future benefits
Effect of change in actuarial assumption in obligation	$ 242	$ 270
Effect of change in actuarial assumption in expense	11	10
Discount rate
employee future benefits
Effect of change in actuarial assumption in obligation	292	337
Effect of change in actuarial assumption in expense	16	16
Rate of future increases in compensation
employee future benefits
Effect of change in actuarial assumption in obligation	(27)	(34)
Effect of change in actuarial assumption in expense	$ (3)	$ (3)